Investment Securities - Gross Realized Gains (Losses) on Sale of Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Gain Loss On Sale Of Investments [Abstract]
Realized gains on investments	$ 917	$ 179	$ 950	$ 401	$ 707	$ 242
Realized losses on investments	(9)	(147)	(16)	(290)	(378)	(424)
Total	908	32	934	111
Total	$ 1,023	$ 32	$ 1,049	$ 111	$ 329	$ (182)